Note 10 - Acquired Intangible Assets, Net	12 Months Ended
Dec. 31, 2012
Intangible Assets Disclosure [Text Block]
10.	ACQUIRED INTANGIBLE ASSETS, NET

Intangible assets as of December 31, 2011 and 2012 were as follows:

	December 31
	2011				2012
	Gross carrying amount	Accumulated amortization	Impairment	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Intangible assets not subject to amortization:
Trademarks	$914,155	-	$(914,155)	-	-	-	-
Stock exchange trading right	64,332	-	(64,332)	-	-	-	-
Futures exchange trading right	64,332	-	(64,332)	-	-	-	-
Intangible assets subject to amortization:
Completed technology	922,090	(922,090)	-	-	66,820	(7,276)	59,544
Customer relationship	744,338	(744,338)	-	-	-	-	-
Value-added service license	29,361	(29,361)	-	-	-	-	-
Agreement with mobile operators	13,173	(13,173)	-	-	-	-	-
Securities consulting license and related trademarks	3,713,487	(713,270)	(3,000,217)	-	4,833,877	(218,184)	4,615,693
Intellectual property	79,354	(44,306)	(35,048)	-	-	-	-
	$6,544,622	$(2,466,538)	$(4,078,084)	-	$4,900,697	$(225,460)	$4,675,237

Amortization expenses for the years ended December 31, 2010, 2011 and 2012 were $561,392, $444,292 and $224,430, respectively. Future amortization expenses of acquired intangible assets with determinable lives are $335,624, $335,623, $335,623, $335,623 and $3,332,742 for 2013, 2014, 2015, 2016 and 2017 and thereafter, respectively.

For the year ended December 31, 2011, the Group recorded an impairment loss on its intangible assets in the amount of $4,078,084 associated with the acquired trademarks, stock exchange trading right, futures exchange trading right, securities consulting license and related trademarks, and intellectual property due to management's estimation of the expected future cash flows associated with these assets were insufficient to recover their carrying values. Following an independent valuation performed by American Appraisal China Limited, there was no impairment on intangible assets for the year ended December 31, 2012.